RELATED PARTY (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party [Member]
Related Party Transaction [Line Items]
Legal accrual	$ 13,700	$ 1,420	$ 8,258
Officer [Member]
Related Party Transaction [Line Items]
Travel and office expense accruals	$ 432	$ 3,649	$ 1,144